LOANS AND PAYMENT PLAN RECEIVABLES (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Loans [Abstract]
Total Loans	$ 1,409,962,000		$ 1,374,570,000
Net of deferred loan fees	1,000,000		200,000
Payment plan receivables	42,600,000		64,700,000
Unamortized discount	2,600,000		4,100,000
Effective yields of payment plan receivables (in hundredths)	14.00%		15.00%
Residential First Mortgages [Member]
Loans [Abstract]
Total Loans	411,423,000	[1]	431,812,000	[1]
Residential Home Equity and Other Junior Mortgages [Member]
Loans [Abstract]
Total Loans	108,162,000	[1]	113,703,000	[1]
Construction and Land Development [Member]
Loans [Abstract]
Total Loans	54,644,000	[1]	50,290,000	[1]
Other [Member]
Loans [Abstract]
Total Loans	447,837,000	[1],[2]	440,348,000	[1],[2]
Commercial [Member]
Loans [Abstract]
Total Loans	186,875,000		146,954,000
Consumer [Member]
Loans [Abstract]
Total Loans	154,591,000		126,443,000
Payment Plan Receivables [Member]
Loans [Abstract]
Total Loans	40,001,000		60,638,000
Agricultural [Member]
Loans [Abstract]
Total Loans	$ 6,429,000		$ 4,382,000

[1]	Includes both residential and non-residential commercial loans secured by real estate.
[2]	Includes loans secured by multi-family residential and non-farm, non-residential property.